Consolidated Statements of Cash Flows	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Cash flows from operating activities:
Net income				$ 3,028,785	$ 23,479,137	$ 3,347,275
Adjustment to reconcile net income to cash used in operating activities:
Deprecation of plant and equipment				4,040	31,315	7,141
Allowance for credit losses				706	5,475	67,263
Unrealized fair value change of financial instruments held, at fair value				(57)	(438)	217
Deposit written off				4,644	36,000
Interest income				(110)	(855)	(10,405)
Plant and equipment written off						56,500
Change in operating assets and liabilities:
Change in receivables from customers				(54,472)	(422,265)	(220,433)
Change in deposits and other receivables				(1,284,927)	(9,960,756)	377,258
Change in payables to customers				239,660	1,857,844	(3,486,556)
Change in other non-current assets						(631,260)
Change in payables to customers				2,763,866	21,425,486	144,842
Change in accruals and other current liabilities				83,993	651,117	31,477
Change in contract liabilities				551,220	4,273,055	30,000
Change in operating lease liabilities				(244,632)	(1,896,384)	3,480,807
Change in amount due to a director				1,290	10,000	9,783
Change in prepaid expenses				(519,953)	(4,030,674)	(228,912)
Net cash provided by operating activities				4,574,053	35,458,057	2,974,997
Cash flows from investing activities:
Purchases of plant and equipment				(6,004)	(46,543)	(126,004)
Advance to a shareholder						(3,000,000)
Repayment from a shareholder						3,000,000
Withdrawal of term deposits						15,000,000
Net cash (used in) provided by investing activities				(6,004)	(46,543)	14,873,996
Cash flows from financing activities:
Proceeds from issue of shares				1,289,990	10,000,000
Payment for reduction of shares						(30,000,001)
Payment of deferred offering costs				(897,155)	(6,954,748)
Net cash provided by (used in) financing activities				392,835	3,045,252	(30,000,001)
Net change in cash, cash equivalents and restricted cash				4,960,884	38,456,766	(12,151,008)
Cash, cash equivalents and restricted cash at beginning of the year	$ 48,604,812	$ 10,148,046		1,309,087	10,148,046	22,299,054
Cash, cash equivalents and restricted cash at end of the year			$ 10,148,046	6,269,971	48,604,812	10,148,046
Cash, cash equivalents and restricted cash:
Cash and cash equivalents			6,341,165	3,014,219	23,366,226	6,341,165
Cash-segregated for regulatory purpose			3,806,881	3,255,752	25,238,586	3,806,881
Supplementary cash flows information:
Cash received from interest				22,180	171,940	680,391
Cash paid for income taxes
Cayson Acquisition Corp [Member]
Cash flows from operating activities:
Net income	252,400	404,677	475,489		1,637,488
Adjustment to reconcile net income to cash used in operating activities:
Interest earned on cash and investments held in Trust Account	(545,855)	(636,174)	(752,079)		(2,535,846)	(752,079)
Change in operating assets and liabilities:
Accrued offering costs			65,000		(65,000)
Accrued expenses	268,428	59,968	38,025		454,437
Change in prepaid expenses	25,790	21,460	(195,653)		107,337
Net cash provided by operating activities	763	(150,069)	(369,218)		(401,584)
Cash flows from investing activities:
Cash withdrawn from trust account in connection with redemption	27,536,647
Cash deposited into Trust account	(125,000)		(60,000,000)		(1,200,000)
Net cash (used in) provided by investing activities	27,411,647		(60,000,000)		(1,200,000)
Cash flows from financing activities:
Promissory note					900,000
Promissory note - related party					300,000
Proceeds from issue of shares			1,450
Proceeds from initial public offering			60,000,000			60,000,000
Proceeds from private placement			2,300,000
Payment of underwriter’s discount			(1,200,000)
Borrowings from related party			261,317
Repayment of borrowings from related party			(261,317)
Payment of offering costs			(266,978)
Payments made in relation to redemptions of ordinary shares	(27,536,647)
Promissory note – third party	125,000
Net cash provided by (used in) financing activities	(27,411,647)		60,834,472		1,200,000
Net change in cash, cash equivalents and restricted cash	763	(150,069)	465,254		(401,584)
Cash, cash equivalents and restricted cash at beginning of the year	63,670	465,254			465,254
Cash, cash equivalents and restricted cash at end of the year	64,433	315,185	465,254		63,670	465,254
Cash, cash equivalents and restricted cash:
Cash and cash equivalents	64,433		465,254		63,670	$ 465,254
Supplementary cash flows information:
Issuance of founder shares in exchange for deferred offering costs			25,000
Fair value of EBC Founder Shares charged to deferred offering costs			130,550
Allocation of offering costs to ordinary shares subject to redemption			3,974,257
Allocation of offering costs to ordinary shares subject to possible redemption			3,722,527
Initial classification of ordinary shares subject to redemption to temporary equity			59,280,000
Accretion of additional paid in capital to accumulated deficit			4,694,257
Forfeiture of ordinary shares			23
Contribution of transaction cost	223,891				383,132
Subsequent measurement of ordinary shares subject to possible redemption	545,855	636,174	752,079		2,535,846
Extension funds attributable to ordinary shares subject to redemption	$ 125,000				$ 1,200,000